Average Annual Total Returns - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock LifePath Dynamic 2060 Fund	Apr. 30, 2021
LifePath Dynamic 2060 Fund Custom Benchmark (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	15.18%
Since Inception	11.79%
Russell 1000® Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	20.96%
Since Inception	15.90%
Investor A Shares
Average Annual Return:
1 Year	8.04%
Since Inception	9.52%
Inception Date	May 31, 2017
Investor C Shares
Average Annual Return:
1 Year	12.16%
Since Inception	10.29%
Inception Date	May 31, 2017
Institutional Shares
Average Annual Return:
1 Year	14.34%
Since Inception	11.45%
Inception Date	May 31, 2017
Institutional Shares | After Taxes on Distributions
Average Annual Return:
1 Year	13.73%
Since Inception	10.20%
Inception Date	May 31, 2017
Institutional Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.71%
Since Inception	8.55%
Inception Date	May 31, 2017
Class R Shares
Average Annual Return:
1 Year	13.84%
Since Inception	10.96%
Inception Date	May 31, 2017